ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14.          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2019	2020
Salary and welfare payable	29,724	29,862
Accrued expenses	11,510	9,534
Payables for purchase of property, plant and equipment	2,861	2,416
Payables for purchase of educational merchandise	3,741	4,351
Other tax payable	917	294
Acquisition consideration payable	575	613
Others	7,144	7,336
	56,472	54,406